Shareholder Report, Holdings (Details) - C000084913	Nov. 30, 2024
67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
031100100 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
302130109 | Expeditors International of Washington, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
45167R104 | IDEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
303075105 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
03662Q105 | ANSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
592688105 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
22160N109 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Energy
Holdings [Line Items]
Percent of Total Investments	1.40%
Materials
Holdings [Line Items]
Percent of Total Investments	5.50%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.40%
Financials
Holdings [Line Items]
Percent of Total Investments	8.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
Health Care
Holdings [Line Items]
Percent of Total Investments	11.00%
Technology
Holdings [Line Items]
Percent of Total Investments	25.00%
Industrials
Holdings [Line Items]
Percent of Total Investments	26.30%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.20%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%